Acquisitions	12 Months Ended
Dec. 31, 2017
Acquisitions
Acquisitions

5. Acquisitions

On June 30, 2015, the Group acquired a 55% and 85% equity interest in two investment funds (“Weibo funds”) for a total cash consideration of $22.0 million from SINA. The Weibo funds engage in investing in high-tech startups related to the Weibo business. The Group engaged an independent valuation firm to assist management in its valuation of the purchase price allocation. Since Weibo and the Weibo Funds were controlled by SINA before and after the acquisition, the transaction was accounted for as a business combination between entities under common control. In accordance with ASC Subtopic 805-50, the Group’s consolidated financial statements included the acquired assets and liabilities of the Weibo Funds at their historical carrying amounts and were prepared as if the current corporate structure had been in place throughout the periods presented. The Group had one immaterial acquisition in 2017. No new acquisition incurred in 2016.

The following sets forth the changes in the Group’s goodwill by segment:

	Advertising & Marketing	Other	Total
	(In thousands)
Balance as of December 31, 2015	$—	$11,117	$11,117
Currency translation adjustment	—	(851)	(851)

Balance as of December 31, 2016	$—	$10,266	$10,266

New acquisition	—	2,318	2,318
Currency translation adjustment	—	836	836

Balance as of December 31, 2017	$—	$13,420	$13,420

As of December 31, 2017, the Group performed a qualitative analysis on the goodwill arising from the acquisition taking into consideration the events and circumstances listed in ASC350 Intangibles—Goodwill and Other, including consideration of macroeconomic factors, industry and market conditions, share price of the Group, and overall financial performance, in addition to other entity-specific factors. Based on the analysis, the Group determined that it was not necessary to perform a quantitative goodwill impairment assessment and concluded that no impairment indicators on its goodwill were noted during the period presented.

As of December 31, 2017, the Group’s intangible assets totaled $0.5 million, mainly consisted of acquired game-related platform technology and a non-compete agreement. The amortization expense for the years ended December 31, 2015, 2016 and 2017 was $1.5 million, $0.7 million and $0.6 million, respectively. As of December 31, 2017, estimated amortization expenses for future periods are expected as follows:

Year Ended December 31,	(In thousands)
2018	$517
2019 and thereafter	—

Total expected amortization expense	$517